Parent entity (Tables)	12 Months Ended
Jun. 30, 2024
Parent Entity
Schedule of Parent Entity

The Company is controlled by the following entities:

	Principal place of	Percentage	Percentage
	business/Country of	Owned (%) *	Owned (%) *
	Incorporation	2024	2023
Parent entities:
JSKS (Trustee as Gary Seaton Family Trust) (ultimate parent entity and controlling party)	Australia	57	75

*	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.

Schedule of Current Tax Liabilities (Assets) and Deferred Tax Assets from Unused Tax Losses and Tax Credits

Current tax liabilities (assets) and deferred tax assets arising from unused tax losses and tax credits in the subsidiaries are utilised in subsidiaries individual level.

	2024	2023
	AUD$	AUD$
Statement of Financial Position
Assets
Current assets	2,391	39,717
Non-current assets	8,408,689	7,519,761
Total Assets	8,411,080	7,559,478
Liabilities
Current liabilities	4,825,608	2,864,785
Total Liabilities	4,825,608	2,864,785
Equity
Issued capital	2,582,487	2,582,487
Retained earnings	(2,255,944)	(741,723)
Total Equity	326,543	1,840,764
Statement of Profit or Loss and Other Comprehensive Income
Total (loss) profit or loss for the year	(1,514,221)	(559,165)
Total comprehensive (loss) income	(1,514,221)	(559,165)